Intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible assets
Summary of intangible assets and goodwill

				Intangible
		Trademarks		assets in
(Euro thousands)	Brands	and patents	Software	progress	Other	Total
Historical cost
At January 1, 2024	177,387	43,242	26,489	770	6,826	254,714
Additions	—	1,396	1,338	392	—	3,126
Transfer from construction in progress	—	—	111	(111)	—	—
Disposals	—	(98)	(31)	—	(2,050)	(2,179)
Net foreign exchange differences	—	2,075	18	—	20	2,113
At December 31, 2024	177,387	46,615	27,925	1,051	4,796	257,774
Additions	—	523	571	1,230	—	2,324
Transfer from construction in progress	—	—	814	(814)	—	—
Disposals	(5,053)	(320)	(950)	(144)	(2,018)	(8,485)
Transfer to held for sale	—	(691)	(1,494)	—	(97)	(2,282)
Net foreign exchange differences	—	(3,505)	(38)	—	(1)	(3,544)
At December 31, 2025	172,334	42,622	26,828	1,323	2,680	245,787
Amortization and impairment
At January 1, 2024	(5,053)	(11,394)	(23,257)	—	(4,571)	(44,275)
Amortization	—	(937)	(1,078)	—	(19)	(2,034)
Disposals	—	98	31	—	2,030	2,159
Net foreign exchange differences	—	(106)	(17)	—	—	(123)
At December 31, 2024	(5,053)	(12,339)	(24,321)	—	(2,560)	(44,273)
Amortization	—	(823)	(1,353)	—	(19)	(2,195)
Impairment losses	(52,007)	—	—	—	—	(52,007)
Disposals	5,053	315	950	—	2,018	8,336
Transfer to held for sale	—	599	520	—	44	1,163
Net foreign exchange differences	—	138	33	—	—	171
At December 31, 2025	(52,007)	(12,110)	(24,171)	—	(517)	(88,805)
Carrying amount
At January 1, 2024	172,334	31,848	3,232	770	2,255	210,439
At December 31, 2024	172,334	34,276	3,604	1,051	2,236	213,501
At December 31, 2025	120,327	30,512	2,657	1,323	2,163	156,982